UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Item 1. Reports to Stockholders.

FIRST SECURITY MUNICIPAL BOND FUND

Semi-Annual Report

October 31, 2016

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Avenue, Suite 800

Little Rock, Arkansas 72201

(800) 813-1421

Investment Results (Unaudited)

Average Annual Total Returns(a) as of October 31, 2016

	Six Months	One Year	Since Inception (5/29/2015)
First Security Municipal Bond Fund
Institutional Shares	0.45%	4.50%	3.84%
A Shares with load	-1.45%	2.37%	2.41%
A Shares without load	0.55%	4.50%	3.84%
Bloomberg Barclays Municipal Bond 1-15 Year Blend Index(b)	0.27%	3.10%	3.52%
	Expense Ratios(c)
	Institutional Shares	A Shares
Gross	9.13%	9.13%
With Applicable Waivers	0.99%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on the First Security Municipal Bond Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-813-1421.

(a) Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Return figures for A Shares with load include the maximum 2.00% sales charge. Returns for periods less than 1 year are not annualized.

(b) The Bloomberg Barclays Municipal Bond 1-15 Year Blend Index (“Index”) is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the fund returns are shown net of fees. An individual cannot invest directly in an index.

(c) The expense ratios are from the Fund’s prospectus dated August 29, 2016. First Security Fund Advisers, Inc. (the “Adviser”), the Fund’s adviser, contractually has agreed, until August 31, 2017, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets. Additional information pertaining to the Fund’s expense ratios as of October 31, 2016, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

October 31, 2016

The following chart gives a visual breakdown of the Fund’s holdings by state as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Investments (Unaudited)

October 31, 2016

Principal		Fair Value
MUNICIPAL BONDS – 93.7%

	Alabama – 0.8%
$100,000	City of Cullman, GO, 5.00%, 7/1/21	$115,162

	Arizona – 2.0%
150,000	City of Glendale, Senior Excise Tax, Revenue, 4.00%, 7/1/29	168,654
100,000	Glendale Union School District No. 205, Series C, (BAM), GO, 5.00%, 7/1/27	118,688

		287,342

	Arkansas – 33.3%
250,000	Arkadelphia Public Education Facilities Board, Ouachita Baptist University, Revenue, 4.50%, 3/1/33	266,357
150,000	Arkadelphia School District No. 1, GO, 3.00%, 5/1/26	154,784
150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/29	171,375
150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/30	170,541
150,000	Arkansas State University, Jonesboro Campus, Revenue, 4.00%, 3/1/25 (a)	170,963
350,000	Arkansas State University, Jonesboro Campus, Student Fee, Series B, Revenue, 4.00%, 12/1/28	387,929
150,000	Arkansas Development Finance Authority, Episcopal Collegiate School, Revenue, 3.75%, 10/1/31	151,151
100,000	Batesville School District No. 1, GO, 3.00%, 2/1/19	104,132
100,000	Bentonville School District No. 6, GO, 3.00%, 6/1/21	106,156
200,000	City of Bryant, Revenue, 3.38%, 2/1/36	199,010
330,000	City of Bryant, Sales & Use Tax, Series B, Revenue, 4.00%, 12/1/31 (a)	361,314
75,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/24	90,715
265,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/27	321,872
150,000	Lake Hamilton School District No. 5, GO, 3.00%, 4/1/29	151,848
180,000	Pine Bluff School District No. 3, GO, 3.00%, 2/1/25	186,691
350,000	Pulaski County Arkansas Children’s Hospital, Revenue, 5.00%, 3/1/29	424,455
100,000	Pulaski County Public Facilities Board, Baptist Health, Revenue, 5.00%, 12/1/39	114,559
50,000	Pulaski Technical College, Revenue, (BAM), 3.00%, 9/1/25	51,601
100,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/25	122,820
190,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/28	234,889
150,000	State of Arkansas, Water, Waste Disposal & Pollution Abatement Facilities, GO, 4.00%, 7/1/27	174,944
25,000	University of Arkansas, Medical Sciences, Series A, Revenue, 5.00%, 12/1/26	28,834
150,000	University of Arkansas, Fort Smith Campus, Student Fee, Revenue, 5.00%, 12/1/22	180,387
100,000	University of Arkansas, Revenue, 5.00%, 12/1/26	126,215
150,000	University of Arkansas, Revenue, 5.00%, 10/1/29	184,093
150,000	University of Arkansas, Revenue, 5.00%, 10/1/30	183,622

		4,821,257

	Florida – 1.9%
100,000	City of Winter Park Electric, Revenue, 5.00%, 10/1/25	125,394
150,000	Orange County Water Utility System, Revenue, 3.00%, 10/1/32	150,207

		275,601

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments (Unaudited) (continued)

October 31, 2016

Principal		Fair Value
	Kansas – 4.9%
$100,000	Ford County Unified School District No. 443, Series A, (BAM), GO, 5.00%, 3/1/24	$122,104
100,000	Johnson & Miami Counties Unified School District No. 230, Series B, GO, 5.00%, 9/1/27	124,023
125,000	Johnson County Unified School District No. 229, Series A, GO, 3.00%, 10/1/29	130,020
100,000	Johnson County Unified School District No. 233, Series A, GO, 4.00%, 9/1/31	110,527
100,000	Johnson County Unified School District No. 233, Series C, GO, 4.00%, 9/1/29	114,685
100,000	Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/28	110,548

		711,907

	Kentucky – 3.6%
150,000	Kenton County School District Finance Corp., Revenue, (SEEK), 4.00%, 2/1/28	167,153
110,000	Kentucky State Property & Building Commission, Prerefunded, Revenue, 5.50%, 11/1/28	119,865
15,000	Kentucky State Property & Building Commission, Revenue, 5.50%, 11/1/28	16,271
200,000	Madison County School District Finance Corp., Revenue, (SEEK), 4.00%, 12/1/25	226,134

		529,423

	Louisiana – 6.1%
100,000	City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/26	123,671
300,000	City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/31	357,606
150,000	City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/29	178,266
200,000	Monroe Special School District, GO, 4.00%, 3/1/28	220,270

		879,813

	Michigan – 2.4%
300,000	Saline Area Schools, GO, (Q-BSLF), 5.00%, 5/1/31	354,417

	Mississippi – 3.6%
250,000	City of Tupelo, GO, 4.00%, 7/1/20	273,397
50,000	Rankin County School District, GO, 5.00%, 10/1/20	57,176
150,000	University of Mississippi Educational Building Corp., Series A, Revenue, 5.00%, 10/1/25	186,837

		517,410

	Missouri – 3.5%
200,000	Lincoln County Public Water Supply District No. 1, COP, 4.00%, 7/1/31	209,698
250,000	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie Street Project, Series A, Revenue, 5.00%, 12/1/30	296,072

		505,770

	Oklahoma – 3.1%
300,000	Oklahoma Municipal Power Authority, Series A, Revenue, 5.00%, 1/1/29	363,795
75,000	University of Oklahoma/The Health Sciences Center, Series A, Revenue, 4.60%, 7/1/26	79,193

		442,988

	Pennsylvania – 1.2%
150,000	Pennsylvania Turnpike Commission, Series A-1, Revenue, 5.00%, 12/1/29	179,502

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments (Unaudited) (continued)

October 31, 2016

Principal		Fair Value
	Texas – 24.2%
$115,000	City of Arlington, Series A, GO, 3.00%, 8/15/30	$118,046
50,000	City of Baytown, GO, 5.00%, 2/1/26	60,376
100,000	City of Corinth, GO, 5.00%, 2/15/27	123,960
250,000	City of Denton, GO, 5.00%, 2/15/26	315,910
150,000	City of Georgetown, GO, 5.00%, 8/15/25	186,900
100,000	City of McAllen Waterworks & Sewer, Revenue, 4.00%, 2/1/28	112,214
110,000	City of Mesquite Waterworks & Sewer System, Revenue, 5.00%, 3/1/25	134,536
65,000	City of Pflugerville, GO, 5.00%, 8/1/24	76,512
100,000	City of San Marcos, GO, 5.00%, 8/15/28	120,005
230,000	City of Waxahachie, Series A, GO, 4.00%, 8/1/31	254,214
285,000	Crowley Independent School District, Series B, (PSF-GTD), GO, 4.00%, 8/1/28	321,967
200,000	Edinburg Consolidated Independent School District, (PSF – GTD), GO, 5.00%, 2/15/28	247,540
90,000	El Paso County Hospital District, Series A, (AGC), GO, 4.80%, 8/15/28	95,658
50,000	Garland Independent School District, (PSF – GTD), GO, 5.00%, 2/15/29	56,409
100,000	La Porte Independent School District, GO, 5.00%, 2/15/27	117,127
200,000	McKinney Independent School District, (PSF – GTD), GO, 4.00%, 2/15/29	225,772
150,000	Midland Independent School District, (PSF – GTD), GO, 5.00%, 2/15/29	181,515
240,000	Mount Pleasant Independent School District, Maintenance Tax, (AGM), GO, 5.00%, 8/15/25 (a)	293,198
150,000	San Jacinto Community College District, GO, 5.00%, 2/15/34	163,652
100,000	San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/32	109,422
100,000	Tarrant Regional Water District, Revenue, 4.00%, 3/1/32	109,960
70,000	Weatherford Independent School District, (PSF – GTD), GO, 5.00%, 2/15/23	84,684

		3,509,577

	Washington – 0.8%
100,000	Port Everett, Revenue, 4.00%, 12/1/31	110,638

	West Virginia – 2.3%
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/29	112,801
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/30	111,709
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/31	110,897

		335,407

	Total Municipal Bonds (Cost $13,653,286)	13,576,214

MONEY MARKET SECURITIES – 11.2%

Shares

1,615,897	Federated Treasury Obligations Fund, Institutional Class, 0.20% (b)	1,615,897

	Total Money Market Securities (Cost $1,615,897)	1,615,897

	Total Investments (Cost $15,269,183) – 104.9%	15,192,111

	Liabilities in Excess of Other Assets – (4.9)%	(708,161)

	Net Assets – 100.0%	$14,483,950

(a)	Security purchased on a when-issued basis.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2016.

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments (Unaudited) (continued)

October 31, 2016

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

BAM – Build America Mutual Assurance Co.

COP – Certificate of Participation

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Bond Loan Fund

SEEK – Support Education Excellence in Kentucky Funding Program

See accompanying notes which are an integral part of these financial statements.

Statement of Assets and Liabilities

October 31, 2016 (Unaudited)

Assets
Investments in securities at fair value (cost $15,269,183)	$15,192,111
Interest receivable	114,264
Receivable from Adviser	38,891
Prepaid expenses	5,084
Total Assets	15,350,350
Liabilities
Payable for investments purchased	825,522
Payable for distributions to shareholders	6,045
Payable to administrator, fund accountant, and transfer agent	12,866
Other accrued expenses	21,967
Total Liabilities	866,400
Net Assets	$14,483,950
Net Assets consist of:
Paid-in capital	$14,554,800
Accumulated undistributed net investment income	4,848
Accumulated undistributed net realized gain from investment transactions	1,374
Net unrealized depreciation on investments	(77,072)
Net Assets	$14,483,950
Institutional Shares:
Net Assets	$1,608,216
Shares outstanding	155,973
Net asset value (“NAV”), offering and redemption price per share	$10.31
A Shares:
Net Assets	$12,875,734
Shares outstanding	1,249,280
Net asset value (“NAV”) and redemption price per share	$10.31
Maximum offering price (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent) per share	$10.52
Maximum sales charge	2.00%

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the six months ended October 31, 2016 (Unaudited)

Investment Income
Dividend income	$1,920
Interest income	122,173
Total investment income	124,093
Expenses
Administration	26,970
Investment Adviser	26,433
Fund accounting	17,644
Transfer agent	15,135
Audit	13,794
Printing	8,589
Legal	6,302
Registration	5,094
Custodian	3,025
Trustee	2,915
Offering	1,525
Miscellaneous	17,786
Total expenses	145,212
Fees contractually waived and expenses reimbursed by Adviser	(91,664)
Fees voluntarily waived and reimbursed by Adviser	(52,816)
Net operating expenses	732
Net investment income	123,361
Net Realized and Unrealized Loss on Investments
Net realized loss on investment securities transactions	(1,191)
Net change in unrealized appreciation (depreciation) of investment securities	(161,749)
Net realized and unrealized loss on investments	(162,940)
Net decrease in net assets resulting from operations	$(39,579)

See accompanying notes which are an integral part of these financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016	For the Period Ended April 30, 2016 (a)
	(Unaudited)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$123,361	$49,951
Net realized gain (loss) on investment securities transactions	(1,191)	2,840
Net change in unrealized appreciation (depreciation) of investment securities	(161,749)	84,677
Net increase (decrease) in net assets resulting from operations	(39,579)	137,468
Distributions
From net investment income:
Institutional Shares	(16,729)	(16,975)
A Shares	(103,123)	(31,637)
Total distributions	(119,852)	(48,612)
Capital Transactions – Institutional Shares
Proceeds from shares sold	20,000	1,670,350
Reinvestment of distributions	16,729	16,975
Amount paid for shares redeemed	(18,382)	(125,125)
Total Capital Transactions – Institutional Shares	18,347	1,562,200
Capital Transactions – A Shares
Proceeds from shares sold	8,575,108	6,097,402
Reinvestment of distributions	75,479	27,163
Amount paid for shares redeemed	(150,211)	(1,650,963)
Total Capital Transactions – A Shares	8,500,376	4,473,602
Net increase in net assets resulting from capital transactions	8,518,723	6,035,802
Total Increase in Net Assets	8,359,292	6,124,658
Net Assets
Beginning of period	6,124,658	—
End of period	$14,483,950	$6,124,658
Accumulated undistributed net investment income included in net assets at end of period	$4,848	$1,339
Share Transactions – Institutional Shares
Shares sold	1,905	165,006
Shares issued in reinvestment of distributions	1,601	1,657
Shares redeemed	(1,746)	(12,450)
Total Share Transactions – Institutional Shares	1,760	154,213
Share Transactions – A Shares
Shares sold	819,840	597,777
Shares issued in reinvestment of distributions	7,233	2,652
Shares redeemed	(14,475)	(163,747)
Total Share Transactions – A Shares	812,598	436,682

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the Six Months Ended October 31, 2016 (Unaudited)	Period Ended April 30, 2016(a)
Net asset value, at beginning of period	$10.37	$10.00

Income from investment operations:

Net investment income	0.12	0.14

Net realized and unrealized gain (loss) on investments	(0.07)	0.36

Total from investment operations	0.05	0.50

Distributions from:

Net investment income	(0.11)	(0.13)

Total from distributions	(0.11)	(0.13)

Net asset value, at end of period	$10.31	$10.37

Total Return (b)(c)	0.45%	5.04%

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$1,608	$1,599

Before waiver:

Ratio of expenses to average net assets (d)	2.68%	9.13%

After waiver:

Ratio of expenses to average net assets (d)	0.01%	0.01%

Ratio of net investment income to average net assets (d)	2.28%	1.86%

Portfolio turnover (c)(e)	3%	26%

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - A Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the Six Months Ended October 31, 2016 (Unaudited)	Period Ended April 30, 2016(a)
Net asset value, at beginning of period	$10.36	$10.00

Income from investment operations:

Net investment income	0.11	0.13

Net realized and unrealized gain (loss) on investments	(0.05)	0.36

Total from investment operations	0.06	0.49

Distributions from:

Net investment income	(0.11)	(0.13)

Total from distributions	(0.11)	(0.13)

Net asset value, at end of period	$10.31	$10.36

Total Return (b)(c)	0.55%	4.94%

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$12,876	$4,526

Before waiver:

Ratio of expenses to average net assets (d)	2.68%	9.13%

After waiver:

Ratio of expenses to average net assets (d)	0.01%	0.01%

Ratio of net investment income to average net assets (d)	2.28%	1.86%

Portfolio turnover (c)(e)	3%	26%

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions and excludes any sales charges.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Notes to the Financial Statements

October 31, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The First Security Municipal Bond Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on April 29, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is First Security Fund Advisers, Inc. (the “Adviser”). The investment objective of the Fund is to seek income and capital appreciation.

The Fund currently offers two classes of shares, Institutional Shares and A Shares. The Fund commenced operations on May 29, 2015. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A Shares currently has a maximum sales charge on purchases of 2.00% as a percentage of the original purchase price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of, and during the six months ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

When-Issued Securities and Forward Commitments – The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 120 days of the commitment to purchase. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no income accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, forward commitment or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions. Forward commitment transactions may also be conducted on a “to be announced” basis (“TBA Transaction”). In a TBA Transaction, the approximate purchase price is typically disclosed at the time of commitment, not the identity of the underlying security.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the

Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing agent. If the closing bid and asked prices are not readily available, the pricing agent may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing agent deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing agent does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing agent, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills having a maturity of less than 60 days may be valued at amortized cost. Any discount or premium is

Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

accreted or amortized on a straight-line basis until maturity. These securities will generally be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$13,576,214	$–	$13,576,214
Money Market Securities	1,615,897	–	–	1,615,897
Total	$1,615,897	$13,576,214	$–	$15,192,111

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of October 31, 2016 and the previous reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services,

Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. For the six months ended October 31, 2016, the Adviser earned fees of $26,433 from the Fund. At October 31, 2016, the Adviser owed $38,891 of fee waivers and expense reimbursements to the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 31, 2017 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three years, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time.

The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is as follows:

Amount	Recoverable through April 30,
$ 218,078	2019
91,664	2020

In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment.

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended October 31, 2016, Ultimus earned fees of $26,970 for administration services, $17,644 for fund accounting services and $15,135 for transfer agent services. At October 31, 2016, the Fund owed Ultimus $12,866 for such services.

The officers and one trustee of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

The Fund has adopted but has yet to implement a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s A Shares in connection with the promotion and distribution of Fund’s shares or the provision of personal services to shareholders, including, but not

Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the A Shares of the Fund may be less than fees paid out by the class under the Plan. No 12b-1 fee is currently paid by the Fund and the Fund’s Board has not approved any payments under the plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months October 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	9,383,405
Sales
U.S. Government Obligations	$–
Other	294,750

NOTE 6. FEDERAL TAX INFORMATION

As of October 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$68,029
Gross Unrealized Depreciation	(145,101)
Net Unrealized Appreciation (Depreciation)	$(77,072)

At October 31, 2016, the aggregate cost of securities for federal income tax purposes was $15,269,183 for the Fund.

At October 31, 2016, the book basis and tax basis net unrealized depreciation was the same.

The tax character of distributions for the period May 29, 2015 (commencement of operations) through April 30, 2016 was as follows:

2016
Distributions paid from:
Ordinary Income	$48,612
Net Long-Term Capital Gains	–
$48,612

Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

At April 30, 2016, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Ordinary Income	$3,904
Unrealized Appreciation (Depreciation)	84,677
Total Accumulated Earnings (Deficit)	$88,581

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At October 31, 2016, there were no beneficial owners, either directly or indirectly, of more than 25% of the Fund.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Change in Independent Registered Public Accounting Firm (Unaudited)

The Board, with the approval and recommendation of the Audit Committee, selected Ernst & Young LLP (“EY”) to replace KPMG LLP (“KPMG”), as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ending April 30, 2017.

For the most recent fiscal period ended April 30, 2016, KPMG audited the Fund’s financial statements. KPMG’s audit report contained no adverse opinion or disclaimer of opinion; nor were its report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and KPMG on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreement in its report.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 through October 31, 2016.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

		Beginning Account Value, May 1, 2016	Ending Account Value, October 31, 2016	Expenses Paid During Period		Annualized Expense Ratio
First Security Municipal Bond Fund
Institutional Shares	Actual	$1,000.00	$1,004.50	$0.05	(a)	0.01%

	Hypothetical(b)	$1,000.00	$1,025.16	$0.05		0.01%

A Shares	Actual	$1,000.00	$1,005.50	$0.05	(a)	0.01%

	Hypothetical(b)	$1,000.00	$1,025.16	$0.05		0.01%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning May 1, 2016 to October 31, 2016. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(b)

Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2016 to October 31, 2016. Accordingly, expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the one-half year period).

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 813-1421 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany R. Franklin, Secretary

INVESTMENT ADVISER

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Avenue, Suite 800

Little Rock, AR 72201

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Semi-Annual Report

October 31, 2016

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, Indiana 46077

(844) 838-2121

Investment Results (Unaudited)

Total Returns(a) as of October 31, 2016

Since Inception (8/2/16)
Canterbury Portfolio Thermostat Fund, Institutional Shares	-2.30%
Russell 3000® Index (b)	-0.89%
Expense Ratios(c)
Institutional Shares
Gross	2.06%
With Applicable Waivers	1.73%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Canterbury Portfolio Thermostat Fund (the "Fund") distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2121.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund's returns reflect any fee reductions during the applicable period and exclude the redemption fee. If such fee reductions had not occurred, the quoted performance would have been lower.

(b) The Russell 3000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are from the Fund’s prospectus dated April 11, 2016. Canterbury Investment Management, LLC (the “Adviser”), the Fund’s adviser, has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.30% of the Fund’s average daily net assets through January 1, 2019. Additional information pertaining to the Fund’s expense ratios as of October 31, 2016, can be found in the financial highlights.

The Fund's investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

Portfolio Illustration (Unaudited)

October 31, 2016

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Fair Value

EXCHANGE-TRADED FUNDS – 90.48%
5,895	Energy Select Sector SPDR Fund	$404,515
21,090	Financial Select Sector SPDR Fund	416,317
8,200	First Trust NASDAQ-100 Technology Sector Index	417,708
39,053	First Trust Preferred Securities and Income Fund	762,705
7,193	Industrial Select Sector SPDR Fund	411,512
11,527	iShares Latin America 40 ETF	358,144
2,764	iShares U.S. Aerospace & Defense ETF	360,066
2,199	iShares U.S. Medical Devices ETF	296,601
20,805	SPDR Bloomberg Barclays High Yield Bond ETF	754,389
5,480	SPDR S&P Biotech ETF	307,702
5,462	SPDR S&P Dividend ETF	444,771
5,424	SPDR S&P Insurance ETF	403,003
8,910	Technology Select Sector SPDR Fund	422,512

	Total Exchange-Traded Funds (Cost $5,804,869)	5,759,945

MONEY MARKET SECURITIES – 10.39%
661,404	Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.30%(a)	661,404

	Total Money Market Securities (Cost $661,404)	661,404

	Total Investments – 100.87% (Cost $6,466,273)	6,421,349

	Liabilities in Excess of Other Assets – (0.87)%	(55,366)

	NET ASSETS – 100.00%	$6,365,983

(a)	Rate disclosed is the seven day effective yield as of October 31, 2016.
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

3

Statement of Assets and Liabilities

October 31, 2016 (Unaudited)

Assets
Investments in securities at fair value (cost $6,466,273)	$6,421,349
Receivable for fund shares sold	66,571
Dividends receivable	174
Receivable from Adviser	9,729
Deferred organizational and offering costs	25,025
Prepaid expenses	4,259
Total Assets	6,527,107
Liabilities
Payable for fund shares redeemed	141,941
Payable to administrator, fund accountant, and transfer agent	5,117
Payable to trustees	148
Other accrued expenses	13,918
Total Liabilities	161,124
Net Assets	$6,365,983
Net Assets consist of:
Paid-in capital	$6,477,410
Accumulated undistributed net investment income	8,341
Accumulated undistributed net realized loss from investment transactions	(74,844)
Net unrealized depreciation on investments	(44,924)
Net Assets	$6,365,983
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	651,859
Net asset value (“NAV”) offering price per share	$9.77
Redemption price per share (NAV * 98%)(a)	$9.57

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

4

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the period ended October 31, 2016(a) (Unaudited)

Investment Income
Dividend income	$22,984
Total investment income	22,984
Expenses
Investment Adviser	10,112
Audit	6,839
Offering	6,773
Administration	5,754
Fund accounting	5,005
Transfer agent	4,566
Organizational	3,424
Legal	3,128
Printing	2,522
Trustee	1,404
Custodian	1,380
Pricing	572
Registration	352
Miscellaneous	6,113
Total expenses	57,944
Fees contractually waived and expenses reimbursed by Adviser	(43,301)
Net operating expenses	14,643
Net investment income	8,341
Net Realized and Unrealized Loss on Investments
Net realized loss on investment securities transactions	(74,844)
Net change in unrealized depreciation of investment securities	(44,924)
Net realized and unrealized loss on investments	(119,768)
Net decrease in net assets resulting from operations	$(111,427)

(a)	For the period August 2, 2016 (commencement of operations) through October 31, 2016.

5

See accompanying notes which are an integral part of these financial statements.

Statement of Changes in Net Assets

For the Period Ended October 31, 2016(a) (Unaudited)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$8,341
Net realized loss on investment securities transactions	(74,844)
Net change in unrealized depreciation of investment securities	(44,924)
Net decrease in net assets resulting from operations	(111,427)
Capital Transactions — Institutional Shares
Proceeds from shares sold	6,630,594
Amount paid for shares redeemed	(153,184)
Net increase in net assets resulting from capital transactions	6,477,410
Total Increase in Net Assets	6,365,983
Net Assets
Beginning of period	—
End of period	$6,365,983
Accumulated undistributed net investment income included in net assets at end of period	$8,341
Share Transactions — Institutional Shares
Shares sold	667,525
Shares redeemed	(15,666)
Total Share Transactions — Institutional Shares	651,859

(a)	For the period August 2, 2016 (commencement of operations) through October 31, 2016.

6

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund-Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout the period.

	For the period ended October 31, 2016(a) (Unaudited)
Net asset value, at beginning of period	$10.00

Income from investment operations:

Net investment income	0.01

Net realized and unrealized loss on investments	(0.24)

Total from investment operations	(0.23)

Net asset value, at end of period	$ 9.77

Total Return(b)	(2.30	)%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$6,366

Before waiver:

Ratio of expenses to average net assets	5.14	%(d)

After waiver:

Ratio of expenses to average net assets	1.30	%(d)

Ratio of net investment income to average net assets	0.74	%(d)

Portfolio turnover	44	%(c)

(a)	For the period August 2, 2016 (commencement of operations) through October 31, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.
(c)	Not annualized.
(d)	Annualized.

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See accompanying notes which are an integral part of these financial statements.

Notes to the Financial Statements

October 31, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Canterbury Portfolio Thermostat Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on December 17, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Canterbury Investment Management, LLC (the “Adviser”). The investment objective of the Fund is to seek long-term risk-adjusted growth.

The Fund currently offers two classes of shares, Institutional Shares and Investor Shares. The Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The Fund’s Institutional Shares commenced operations on August 2, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Both share classes impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund plans to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of, and during the period ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

8

Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders at least once per year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

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Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,759,945	$–	$–	$5,759,945
Money Market Securities	661,404	–	–	661,404
Total	$6,421,349	$–	$–	$6,421,349

The Fund did not hold any investments during the reporting period for which other significant unobservable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of October 31, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets. For the period ended October 31, 2016, the Adviser earned fees of $10,112 from the Fund. At October 31, 2016, the Adviser owed $9,729 of fee waivers and expense reimbursements to the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.30% of the Fund’s Institutional Shares average daily net assets through January 1, 2019 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three fiscal years, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time.

The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is as follows:

Amount	Recoverable through April 30,
$43,301	2020

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Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the period ended October 31, 2016, Ultimus earned fees of $5,754 for administration services, $5,005 for fund accounting services and $4,566 for transfer agent services. At October 31, 2016, the Fund owed Ultimus $5,117 for such services.

The officers and one trustee of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“1940 Act”). The Plan provides that the Fund’s Investor Shares (when available) will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s Investor Shares (when available) in connection with the promotion and distribution of the Fund’s Investor Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of Investor Shares, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the Investor Shares of the Fund may be less than fees paid out by the class under the Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	7,900,317
Sales
U.S. Government Obligations	$–
Other	2,020,084

NOTE 6. FEDERAL TAX INFORMATION

As of October 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$49,558
Gross Unrealized Depreciation	(94,482)
Net Unrealized Appreciation (Depreciation)	$(44,924)

At October 31, 2016, the aggregate cost of securities for federal income tax purposes was $6,466,273 for the Fund.

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Notes to the Financial Statements (continued)

October 31, 2016 (Unaudited)

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. At August 31, 2016, TD Ameritrade, Inc. (“TD Ameritrade”) owned, as record shareholder, 100% of the outstanding shares of the Fund. It is not known whether TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

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Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 through October 31, 2016).

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value, October 31, 2016	Expenses Paid During Period		Annualized Expense Ratio
Canterbury Portfolio Thermostat Fund
Institutional Shares	Actual	$1,000.00	$977.00	$3.20	(a)	1.30%

	Hypothetical(b)	$1,000.00	$1,018.65	$6.61		1.30%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period since commencement of operations on August 2, 2016). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning August 2, 2016 to October 31, 2016. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratio, without such reimbursements.

(b)

Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2016 to October 31, 2016. Accordingly, expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the one-half year period).

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Approval of Investment Advisory Agreement (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) on December 17, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Canterbury Investment Management, LLC (“Canterbury”) regarding the Canterbury Portfolio Thermostat Fund (the “Fund”) (the “Investment Advisory Agreement”). The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Canterbury and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Canterbury, including, but not limited to, Canterbury’s due diligence questionnaire, Canterbury’s Code of Ethics, the operating expense limitation agreement between the Trust and Canterbury (the “Expense Limitation Agreement”), and certain Lipper expense analysis data (“Support Materials”). Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms and the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the Securities and Exchange Commission and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors in the Gartenberg case. Representatives from Canterbury also met with the Trustees and provided further information regarding its proposed services to the Fund, including but not limited to, information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Canterbury; (2) the cost of the services to be provided and the profits to be realized by Canterbury from services rendered to the Trust and the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Canterbury resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Canterbury’s presentation and the Support Materials, the Board concluded that the overall arrangements between the Trust and Canterbury as will be set forth in the Investment Advisory Agreement as it relates to the Fund are fair and reasonable in light of the services that Canterbury will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to the Fund, noting that such services will include but are not limited to the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; (2) investing or overseeing the investment of the Fund’s assets consistent with the Fund’s

15

investment objective and investment policies; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (4) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining or overseeing the maintenance of the required books and records for transactions effected by Canterbury on behalf of the Fund; and (6) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund. The Trustees considered Canterbury’s own capitalization separately and its assets under management, as well as the commitment on the part of Canterbury to be adequately capitalized and insured. The Trustees also discussed with Canterbury the services provided under sub-advisor relationships for other accounts with a similar strategy to that of the Fund. The Trustees discussed the impact of a change of control of Canterbury should such an event occur in the future, as contemplated by Canterbury. The Trustees also considered the investment philosophy of Canterbury’s portfolio management team and their investment industry experience. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Canterbury proposes to provide to the Fund under the Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee that the Fund will pay to Canterbury under the Advisory Agreement, as well as Canterbury’s profitability analysis for services that Canterbury will render to the Fund. In this regard, the Trustees noted that Canterbury is agreeing to the Expense Limitation Agreement. The Trustees emphasized that Canterbury has contractually agreed to reimburse the Fund for its operating expenses, and to reduce its management fees to the extent necessary to ensure that the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, expenses incurred under a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended and extraordinary expenses) do not exceed the amount specified in the Expense Limitation Agreement. The Trustees concluded that Canterbury’s advisory relationship with the Fund may initially realize a small profit.

Comparative Fee and Expense Data. The Trustees considered the advisory fee and contractual expenses born by the Fund as compared to those of funds in the same Lipper peer group category. The Trustees noted that the Fund’s management fee compared favorably to the average management fees reported for the Lipper peer group. The Trustees also discussed the appropriateness of the Lipper peer group category selected for the comparison. They considered that the total expenses of the Fund were less than the average total expenses (both gross total expenses and net expenses after waivers and expense reimbursements) reported for the Lipper peer group. The Trustees also considered and discussed the management fees received by Canterbury as a result of existing sub-advisory relationships to other accounts with similar investment objectives and strategies to that of the Fund, noting the differences in services provided. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Canterbury’s proposed advisory fees were reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Trustees noted that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of advisory services that Canterbury would need to provide to the Fund at the present time. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels of the Fund increase.

16

Other Benefits. The Trustees noted that Canterbury confirmed that the firm does not utilize soft dollar arrangements with respect to portfolio transactions and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees noted that Canterbury had confirmed that there were no economic or other benefits to Canterbury associated with use/selection of any particular exchange-traded fund (“ETF”) providers. The Trustees concluded that Canterbury will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts for Canterbury with respect to relationships forged with ETF providers. The Trustees noted that both they and counsel had extensive discussions with representatives of Canterbury regarding Canterbury’s duty of loyalty relative to the selection of ETFs and the conflicts that could develop relative to any relationship that Canterbury may form with a specific ETF provider. Based on the assurances from Canterbury, the Trustees concluded that no conflict of interest existed that could adversely impact the Fund.

17

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

18

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (844) 838-2121 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany Franklin, Secretary

INVESTMENT ADVISER

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, IN 46077

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date 12/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date 12/27/2016

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date 12/27/2016